Furniture and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Furniture and Equipment [Abstract]
Summary of furniture and equipment
	December 31,
	2012	2011

Furniture and Equipment	$32,479	$17,960
Accumulated Depreciation	(12,241)	(5,967)

Furniture and Equipment, net	$20,238	$11,993